Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	CARDAX, INC.
Entity Central Index Key	0001544238
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 of Cardax, Inc. (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 1, 2014, is being filed to include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2014, that was filed with the SEC on March 13, 2015.

The information included in this filing amends this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Entity Filer Category	Smaller Reporting Company